Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share

The following table contains the loss per share of the Company for the years ended December 31, 2025, 2024 and 2023:

	December 31, 2025	December 31, 2024	December 31, 2023
Numerator:
Net income (loss) attributable to the stockholders of the Group	20,010	15,818	(15,848)

Denominator:
Basic weighted average number of shares outstanding	179,623	185,044	186,365
Weighted average effect of dilutive securities:
Stock options	1,442	3,721	—
Restricted share units	4,044	3,569	—
Diluted weighted average number of shares	185,109	192,334	186,365

Earnings (loss) per share:
Basic	0.111	0.085	(0.085)
Diluted	0.108	0.082	(0.085)